Post-employment Benefits - Actuarial assumptions (Details) - Y	Dec. 31, 2018	Dec. 31, 2017
Post-employment Benefits
Actuarial assumption of retirement age	65	65
Discount rate (as a percent)	8.40%	7.60%
Salary scale (as a percent)	5.20%	5.00%
Inflation rate (as a percent)	3.70%	3.50%